Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Schedule of Accumulated Other Comprehensive Loss Components

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative currency translation adjustment	(68,784)	(337,701)	(385,426)
Unrealized losses on available-for-sale securities	(1,309)	(3,480)	(3,180)
Pension adjustments, net of related income taxes of $6,718 in 2013, $7,918 in 2012 and $7,276 in 2011	22,492	14,248	32,026

Total accumulated other comprehensive loss	(47,601)	(326,933)	(356,580)

Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At May 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2014	2013	2012	2011	2013	2012	2011
Russian ruble	34.71	32.73	30.37	32.20	31.85	31.09	29.39
Euro	0.73	0.73	0.76	0.77	0.75	0.78	0.72
Romanian lei	3.25	3.26	3.36	3.34	3.33	3.47	3.05
Kazakh tenge	182.05	153.61	150.74	148.40	152.14	149.11	146.62
Bulgarian lev	1.43	1.42	1.48	1.51	1.47	1.52	1.41
Turkish lira	2.07	2.14	1.79	1.91	1.90	1.80	1.67
Ukrainian hryvnia	11.76	7.99	7.99	7.99	7.99	7.99	7.97

(*) Exchange rates shown in local currency units for one U.S. dollar